Capital Commitments (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Commitment And Contingencies [Line Items]
Year 2016	$ 1,000
Year 2017 and thereafter	36,608
Other Commitment, Total	$ 37,608